Related Party Transactions	12 Months Ended
Mar. 31, 2025
Related Party Transaction [Line Items]
Related Party Transactions
21. Related Party Transactions
In connection with the Studio Separation and in the normal course of business, the Company entered into transactions with Old Lionsgate and the Starz Business which include the following, which unless otherwise indicated prior to the Studio Separation were settled through parent net investment at the time of the transaction:
Old Lionsgate corporate general and administrative expenses:
 As described in Note 1, in connection with the Business Combination, the Company and Old Lionsgate entered into the Shared Services Agreement which took effect upon the Closing. The Shared Services Agreement facilitates the allocation to the Company of all corporate general and administrative expenses of Old Lionsgate, except for an amount of $10.0 million to be allocated annually to Old Lionsgate. During the fiscal year ended March 31, 2025, $120.9 million of Old Lionsgate corporate general and administrative expenses, excluding amounts related to share-based compensation discussed below, were allocated to the Company. Of the total amount allocated to the Company during fiscal year ended March 31, 2025, $106.7 million was allocated to the Company after the Studio Separation pursuant to the Shared Services Agreement. Prior to the Studio Separation, during the fiscal year ended March 31, 2025, $14.2 million of corporate expenses were allocated to the Company (2024 -$110.6 million, 2023- $100.9 million).
Share-based compensation:
 The Studio Separation Agreement and the Shared Services Agreement provide that officers, employees and directors of Legacy LG Studios will continue to receive awards of equity and equity-based compensation pursuant to the existing equity incentive plans of Old Lionsgate. Such awards are treated as a capital contribution by Old Lionsgate to Legacy LG Studios, and the share-based compensation expense for such awards is allocated to Legacy LG Studios.

Prior to the Studio Separation, Old Lionsgate provided share-based compensation related to the Studio Business employees and as part of its corporate expense allocations a proportionate amount of the share-based compensation related to those corporate functions is allocated to the Studio Business.
Licensing of content to the Starz Business:
 The Company licenses motion pictures and television programming (including Starz original productions) to the Starz Business. The license fees generally are due upon delivery or due at a point in time following the first showing or when the content is made available. Prior to the Studio Separation, license fee amounts due were primarily settled with the Starz Business through parent net investment. License fees receivable (net of amounts owed to the Starz Business) are reflected in Due from Starz Business on the consolidated balance sheets. The consideration to which the Company is entitled under the license agreements with the Starz Business is included in revenue from contracts with customers and presented separately in the consolidated statements of operations (see Note 13). In the fiscal years ended March 31, 2025, 2024 and 2023, the Company recognized revenue of $619.7 million, $545.9 million and $775.5 million, respectively, related to these licensing arrangements with the Starz Business, which is separately presented in the “Revenue - Related Party” line on the consolidated statements of operations. As of March 31, 2025, deferred revenue on the consolidated balance sheet includes $19.1 million related to these licensing arrangements with the Starz Business.
Operating expense reimbursement:
 As previously described in Note 1, the Company pays certain expenses on behalf of the Starz Business such as certain rent expense, employee benefits, insurance and other administrative operating costs. The Starz Business also pays certain expenses on behalf of the Company such as legal expenses, software development costs and severance. See
 “Transactions with Old Lionsgate”
 below for further discussion of the settlement of these transactions. These expenditures are reflected in the financial statements of the Studio Business and the Starz Business as applicable.
Monetization of certain accounts receivables:
 The Company had an agreement with Starz for Starz to transfer certain accounts receivables to the Company to participate in the Company’s pooled monetization arrangement, which matured on October 1, 2023. The Company purchased the transferred receivables at fair value and recorded them at the purchased amount on its balance sheet and classified the purchase price paid in parent net investment (see Note 20). The accounts receivables purchased from the Starz Business were historically pledged as collateral under this agreement. Any discount on the purchase of the receivable from the Starz Business was accreted to interest income over the period to collection of the accounts receivable. The accounts receivable purchased from the Starz Business and subsequent collections were reflected as investing activities in the consolidated statements of cash flows.
Transactions with Old Lionsgate
Prior to the Studio Separation, Old Lionsgate utilized a centralized approach to cash management. Cash generated by the Studio Business was managed by Old Lionsgate’s centralized treasury function and cash was routinely transferred to the Company or to the Starz Business to fund operating activities when needed. Payables to and receivables from Old Lionsgate, primarily related to the Starz Business, were often settled through movement to the intercompany accounts between Old Lionsgate, the Starz Business and the Studio Business. Other than certain specific balances related to unsettled payables or receivables, the intercompany balances between the Studio Business and Old Lionsgate were accounted for as parent net investment.
Because of this centralized approach to cash management, financial transactions for cash movement and the settlement of payables and receivables when due with Old Lionsgate were generally accounted for through the parent net investment account. Settlements of amounts payable and receivable when due through the parent net investment account were reflected as cash payments or receipts for the applicable operating transaction within operating activities, with the net change in parent net investment included within financing activities in the consolidated statements of cash flows.
The net transfers to and from Old Lionsgate through the period prior to the Studio Separation discussed above were as follows:

	Year Ended
	March 31,
	2025	2024	2023
Cash pooling and general financing activities	$91.6	$(199.3)	36.1
Licensing of content (1)	11.7	540.0	733.3
Corporate reimbursements	(5.3)	7.0	13.3
Corporate expense allocations (excluding allocation of share-based compensation)	2.3	27.9	22.3
Funding of purchases of accounts receivables held for collateral	—	(85.5)	(183.7)

Net transfers to (from) Parent per consolidated statements of cash flows	$100.3	$290.1	$621.3

Share-based compensation (including allocation of share-based compensation)	(6.0)	(62.5)	(73.4)
Other non-cash transfer (2)	(38.8)	11.9	2.5

Net transfers to (from) Parent per consolidated statements of equity (deficit)	$55.5	$239.5	$550.4

(1)	Reflects the settlement of amounts due from the Starz Business related to the Company’s licensing arrangements with the Starz Business.
(2)	Includes a non-cash transfer of debt through Parent net investment of $35.0 million in connection with the Studio Separation in the fiscal year ended March 31, 2025.
Other Related Party Transactions
Ignite, LLC
. In April 2004, a wholly-owned subsidiary of the Company entered into agreements (as amended) with Ignite, LLC (“Ignite”) for distribution rights to certain films. Michael Burns, the Vice Chair and a director of the Company, owns a 65.45% interest in Ignite, and Hardwick Simmons, a director of the Company, owns a 24.24% interest in Ignite. During the year ended March 31, 2025, $0.2 million was paid to Ignite under these agreements (2024 - $0.3 million; 2023 -$0.4 million).
Sponsor Option Agreement.
 On May 13, 2024, Old Lionsgate consummated the transactions contemplated by the Business Combination Agreement. Harry E. Sloan, a member of the Company’s Board of Directors, was the Chairman of SEAC and owned, directly or indirectly, a material interest in Eagle Equity Partners V, LLC, a Delaware limited liability company, the SEAC sponsor. Mr. Sloan recused himself from the decisions to approve the business combination.
In connection with the Business Combination, SEAC received an aggregate of $1.00 and 2,200,000 SEAC Sponsor Options each of which entitled SEAC Sponsor to purchase one SEAC Class A Ordinary Share at $0.0001 per share. The SEAC Sponsor Options became options to purchase Old Lionsgate’s common shares pursuant to the terms of the Sponsor Option Agreement. Lionsgate assumed in writing all of the obligations under and in accordance with the Sponsor Option Agreement pursuant to an amendment thereto under which the SEAC Sponsor Options became exercisable for 2,177,191 common shares of Lionsgate.
Letter Agreement.
 On July 9, 2009, Old Lionsgate entered into a letter agreement (as amended from time to time, the “MHR Letter Agreement”) with Dr. Mark H. Rachesky, the Chairman of the Company’s Board of Directors. The MHR Letter Agreement provided, subject to certain terms and conditions, including that Dr. Rachesky and certain of his affiliates hold at least 8,192,246 common shares of Old Lionsgate, subject to equitable adjustment (which amount represented approximately 7% of Old Lionsgate’s common shares outstanding as of May 22, 2009), that in the event Old Lionsgate enters into an agreement with any other person, or invites or receives a proposal, in either case which relates to the matters addressed by the MHR Letter Agreement, and that has terms or conditions that are more favorable to such other person or more restrictive to Old Lionsgate than the terms or conditions set forth in the MHR Letter Agreement or the Registration Rights Agreement with MHR Fund Management (as described below), then Old Lionsgate will offer Dr. Rachesky and certain of his affiliates the opportunity to enter into an agreement on the same terms and conditions or, as the case may be, make a competing proposal which shall be considered by Old Lionsgate in good faith before deciding whether to execute any such other agreement. Lionsgate assumed all of the obligations under and in accordance with the Letter Agreement.
Investor Rights Agreement.
 On May 6, 2025, Lionsgate entered into an investor rights agreement with MHR Fund Management LLC and affiliated funds (“MHR Fund Management”), Liberty Global Ventures Limited and Liberty Global Ltd. (collectively, “Liberty”) (as amended from time to time, the “Investor Rights Agreement”). The Investor Rights Agreement provides that, among other things, (i) for so long as funds affiliated with MHR Fund Management beneficially own at least 10,000,000 of Lionsgate’s then outstanding common shares in the aggregate, Lionsgate will include three (3) designees of MHR Fund Management (at least one of whom will be an independent director and will be subject to approval by the Lionsgate Board of Directors) on its slate of director nominees for election at each future annual general and special meeting of Lionsgate’s shareholders, (ii) for so long as funds affiliated with MHR Fund Management beneficially own at least 7,500,000, but less than 10,000,000, of Lionsgate’s then outstanding common shares in the aggregate, Lionsgate will include two designees of MHR Fund Management on its slate of director nominees for election at each future annual general meeting of Lionsgate’s shareholders, and (iii) for so long as funds affiliated with MHR Fund Management beneficially own at least 5,000,000, but less than 7,500,000, of Lionsgate’s then outstanding common shares in the aggregate, Lionsgate will include one designee of MHR Fund Management on its slate of director nominees for election at each future annual general meeting of Lionsgate’s shareholders. Dr. Rachesky, Emily Fine and John D. Harkey, Jr. were appointed as the designees of MHR Fund Management to the Lionsgate Board of Directors pursuant to the Investor Rights Agreement.
In addition, the Investor Rights Agreement provides that for so long as Liberty (together with certain of its affiliates) beneficially own at least 5,000,000 of Lionsgate’s then outstanding common shares in the aggregate, Lionsgate will include one designee of Liberty on its slate of director nominees for election to the Lionsgate Board of Directors at each future annual general meeting of Lionsgate’s shareholders. Michael T. Fries was appointed as the designee of Liberty to the Lionsgate Board of Directors under the Investor Rights Agreement.
In addition, under the Investor Rights Agreement, Lionsgate has also agreed to provide MHR Fund Management and Liberty Management with certain pre-emptive
rights on shares that Lionsgate may issue in the future for cash consideration.
Under the Investor Rights Agreement, Liberty (together with certain of its affiliates) has agreed that if it sells or transfers any of its common shares to a shareholder or group of shareholders that beneficially own 5% or more of Lionsgate’s then outstanding common shares, or that would result in a person or group of persons beneficially owning 5% or more of Lionsgate’s then outstanding common shares, any such transferee would have to agree to the restrictions and obligations set forth in the Investor Rights Agreement, including transfer restrictions, subject to certain exceptions set forth in the Investor Rights Agreement.
Voting Agreement.
 On May 6, 2025, Lionsgate entered into a voting agreement with Liberty and MHR Fund Management (as amended from time to time, the “Voting Agreement”). Under the Voting Agreement, Liberty has agreed to vote, in any vote of Lionsgate’s shareholders on a merger, amalgamation, plan of arrangement, consolidation, business combination, third party tender offer, asset sale or other similar transaction involving Lionsgate or any of its subsidiaries (and any proposal relating to the issuance of capital, increase in the authorized capital or amendment to any constitutional documents in connection with any of the foregoing), all of the common shares beneficially owned by them (together with certain of their affiliates) in excess of 18.5% of Lionsgate’s outstanding voting power in the aggregate in the same proportion as the votes cast by other shareholders.
In addition, each of Liberty and MHR Fund Management (together with certain of their affiliates) has agreed that as long as any of them have the right to nominate at least one representative to the Lionsgate Board of Directors, each of them will vote all of Lionsgate’s common shares owned by them (together with certain of their affiliates) in favor of each of the other’s respective nominees to the Lionsgate Board of Directors, subject to certain exceptions set forth in the Voting Agreement.
Under the Voting Agreement, Liberty (together with certain of its affiliates) has also agreed that if it sells or transfers any of its common shares to a shareholder or group of shareholders that beneficially own 5% or more of Lionsgate’s common shares, or that would result in a person or group of persons beneficially owning 5% or more of Lionsgate’s common shares, any such transferee would have to agree to the Voting Agreement, subject to certain exceptions set forth in the Lionsgate Voting Agreement.
Registration Rights Agreements.
 On May 6, 2025, Lionsgate entered into a registration rights agreement with each of MHR Fund Management and Liberty (together with certain of their affiliates). The two registration rights agreements described in the foregoing are referred to herein as the “Registration Rights Agreements.”
Each Registration Rights Agreement provides that the applicable investor is entitled to two demand registration rights to request that Lionsgate register all or a portion of their common shares. In addition, in the event that Lionsgate proposes to register any of Lionsgate’s equity securities or securities convertible into or exchangeable for Lionsgate’s equity securities, either for its own account or for the account of other security holders, the applicable investor will be entitled to certain “piggyback” registration rights allowing them to include their shares in such registration, subject to customary limitations. As a result, whenever Lionsgate proposes to file a registration statement under the Securities Act, other than with respect to a registration statement on Forms
S-4
or
S-8
or certain other exceptions, the applicable investor will be entitled to notice of the registration and have the right, subject to certain limitations, to include their shares in the registration.
The registration rights described above of Liberty will terminate on the first anniversary of the date that Liberty (together with certain of its affiliates) both (i) beneficially owns less than 5,713,774 common shares (which amount, for the avoidance of doubt, represents approximately 2% of Lionsgate’s common shares outstanding as of May 7, 2025), and (ii) ceases to have a designated representative on the Lionsgate Board of Directors. The registration rights described above of the applicable affiliates of MHR Fund Management will terminate on the first anniversary of the date that they both (i) beneficially own less than 28,568,868 common shares (which amount, for the avoidance of doubt, represents approximately 10% of Lionsgate’s common shares outstanding as of May 7, 2025), and (ii) ceases to have a designated representative on the Lionsgate Board of Directors.

The foregoing descriptions of the MHR Letter Agreement, the Investor Rights Agreement, the Voting Agreement and the Registration Rights Agreements is not meant to be complete and is qualified by reference to the full text of each of the MHR Letter Agreement, the Investor Rights Agreement, the Voting Agreement and the Registration Rights Agreements, respectively, which are filed as exhibits hereto and incorporated by reference herein.
Transactions with Equity Method Investees
Equity Method Investees.
 In the ordinary course of business, the Company is involved in related party transactions with equity method investees. These related party transactions primarily relate to the licensing and distribution of the Company’s films and television programs and the lease of a studio facility owned by a former equity-method investee, for which the impact on the Company’s consolidated balance sheets and consolidated statements of operations is as follows (see Note 1 and Note 6):

	March 31,
	2025	2024
	(Amounts in millions)
Consolidated Balance Sheets
Accounts receivable	$8.7	$8.1
Investment in films and television programs	1.1	2.2

Total due from related parties	$9.8	$10.3

Accounts payable (1)	$17.6	$16.8
Participations and residuals, current	11.1	5.5
Participations and residuals, noncurrent	1.8	1.3
Deferred revenue, current	0.1	0.1

Total due to related parties	$30.6	$23.7

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Consolidated Statements of Operations
Revenues	$3.3	$3.0	$4.8
Direct operating expense	$4.6	$5.0	$8.3
Distribution and marketing expense	$3.0	$0.8	$0.4

(1)	Amounts primarily represent production related advances due to certain of its equity method investees.

LIONS GATE ENTERTAINMENT CORP [Member]
Related Party Transaction [Line Items]
Related Party Transactions
20. Related Party Transactions
Ignite, LLC
In April 2004, a wholly-owned subsidiary of the Company entered into agreements (as amended) with Ignite, LLC (“Ignite”) for distribution rights to certain films. Michael Burns, the Vice Chair and a director of the Company, owns a 65.45% interest in Ignite, and Hardwick Simmons, a director of the Company, owns a 24.24% interest in Ignite. During the year ended March 31, 2025, $0.2 million was paid to Ignite under these agreements (2024 - $0.3 million; 2023 - $0.4 million).
Sponsor Option Agreement
On May 13, 2024, Old Lionsgate consummated the transactions contemplated by the Business Combination Agreement. Harry E. Sloan, a member of the Company’s Board of Directors, was the Chairman of SEAC and owned, directly or indirectly, a material interest in Eagle Equity Partners V, LLC, a Delaware limited liability company, the SEAC sponsor. Mr. Sloan recused himself from the decisions to approve the business combination.
In connection with the Business Combination, SEAC received an aggregate of $1.00 and 2,200,000 Sponsor Options each of which entitled SEAC Sponsor to purchase one SEAC Class A Ordinary Share at $0.0001 per share (the “Sponsor Option Agreement”). The Sponsor Options became options to purchase Old Lionsgate’s common shares pursuant to the terms of the Sponsor Option Agreement. Lionsgate assumed in writing all of the obligations under and in accordance with the Sponsor Option Agreement pursuant to an amendment thereto under which the SEAC Sponsor Options became exercisable for 2,177,191 common shares of Lionsgate.
Letter Agreement
On July 9, 2009, Old Lionsgate entered into a letter agreement (as amended from time to time, the “MHR Letter Agreement”) with Dr. Mark H. Rachesky, the Chairman of the Company’s Board of Directors. The MHR Letter Agreement provided, subject to certain terms and conditions, including that Dr. Rachesky and certain of his affiliates hold at least 8,192,246 common shares of Old Lionsgate, subject to equitable adjustment (which amount represented approximately 7% of Old Lionsgate’s common shares outstanding as of May 22, 2009), that in the event Old Lionsgate enters into an agreement with any other person, or invites or receives a proposal, in either case which relates to the matters addressed by the MHR Letter Agreement, and that has terms or conditions that are more favorable to such other person or more restrictive to Old Lionsgate than the terms or conditions set forth in the MHR Letter Agreement or the Registration Rights Agreement with MHR Fund Management (as described below), then Old Lionsgate will offer Dr. Rachesky and certain of his affiliates the opportunity to enter into an agreement on the same terms and conditions or, as the case may be, make a competing proposal which shall be considered by Old Lionsgate in good faith before deciding whether to execute any such other agreement. Lionsgate assumed all of the obligations under and in accordance with the Letter Agreement.
Investor Rights Agreement
On May 6, 2025, Lionsgate entered into an investor rights agreement with MHR Fund Management LLC and affiliated funds (“MHR Fund Management”), Liberty Global Ventures Limited and Liberty Global Ltd. (collectively, “Liberty”) (as amended from time to time, the “Investor Rights Agreement”). The Investor Rights Agreement provides that, among other things, (i) for so long as funds affiliated with MHR Fund Management beneficially own at least 10,000,000 of Lionsgate’s then outstanding common shares in the aggregate, Lionsgate will include three (3) designees of MHR Fund Management (at least one of whom will be an independent director and will be subject to approval by the Lionsgate Board of Directors) on its slate of director nominees for election at each future annual general and special meeting of Lionsgate’s shareholders, (ii) for so long as funds affiliated with MHR Fund Management beneficially own at least 7,500,000, but less than 10,000,000, of Lionsgate’s then outstanding common shares in the aggregate, Lionsgate will include two designees of MHR Fund Management on its slate of director nominees for election at each future annual general meeting of Lionsgate’s shareholders, and (iii) for so long as funds affiliated with MHR Fund Management beneficially own at least 5,000,000, but less than 7,500,000, of Lionsgate’s then outstanding common shares in the aggregate, Lionsgate will include one designee of MHR Fund Management on its slate of director nominees for election at each future annual general meeting of Lionsgate’s shareholders. Dr. Rachesky, Emily Fine and John D. Harkey, Jr. were appointed as the designees of MHR Fund Management to the Lionsgate Board of Directors pursuant to the Investor Rights Agreement.
In addition, the Investor Rights Agreement provides that for so long as Liberty (together with certain of its affiliates) beneficially own at least 5,000,000 of Lionsgate’s then outstanding common shares in the aggregate, Lionsgate will include one designee of Liberty on its slate of director nominees for election to the Lionsgate Board of Directors at each future annual general meeting of Lionsgate’s shareholders. Michael T. Fries was appointed as the designee of Liberty to the Lionsgate Board of Directors under the Investor Rights Agreement.
In addition, under the Investor Rights Agreement, Lionsgate has also agreed to provide MHR Fund Management and Liberty Management with certain pre-emptive
rights on shares that Lionsgate may issue in the future for cash consideration.
Under the Investor Rights Agreement, Liberty (together with certain of its affiliates) has agreed that if it sells or transfers any of its common shares to a shareholder or group of shareholders that beneficially own 5% or more of Lionsgate’s then outstanding common shares, or that would result in a person or group of persons beneficially owning 5% or more of Lionsgate’s then outstanding common shares, any such transferee would have to agree to the restrictions and obligations set forth in the Investor Rights Agreement, including transfer restrictions, subject to certain exceptions set forth in the Investor Rights Agreement.
Voting Agreement
On May 6, 2025, Lionsgate entered into a voting agreement with Liberty and MHR Fund Management (as amended from time to time, the “Voting Agreement”). Under the Voting Agreement, Liberty has agreed to vote, in any vote of Lionsgate’s shareholders on a merger, amalgamation, plan of arrangement, consolidation, business combination, third party tender offer, asset sale or other similar transaction involving Lionsgate or any of its subsidiaries (and any proposal relating to the issuance of capital, increase in the authorized capital or amendment to any constitutional documents in connection with any of the foregoing), all of the common shares beneficially owned by them (together with certain of their affiliates) in excess of 18.5% of Lionsgate’s outstanding voting power in the aggregate in the same proportion as the votes cast by other shareholders.
In addition, each of Liberty and MHR Fund Management (together with certain of their affiliates) has agreed that as long as any of them have the right to nominate at least one representative to the Lionsgate Board of Directors, each of them will vote all of Lionsgate’s common shares owned by them (together with certain of their affiliates) in favor of each of the other’s respective nominees to the Lionsgate Board of Directors, subject to certain exceptions set forth in the Voting Agreement.
Under the Voting Agreement, Liberty (together with certain of its affiliates) has also agreed that if it sells or transfers any of its common shares to a shareholder or group of shareholders that beneficially own 5% or more of Lionsgate’s common shares, or that would result in a person or group of persons beneficially owning 5% or more of Lionsgate’s common shares, any such transferee would have to agree to the Voting Agreement, subject to certain exceptions set forth in the Lionsgate Voting Agreement.

Registration Rights Agreements
On May 6, 2025, Lionsgate entered into a registration rights agreement with each of MHR Fund Management and Liberty (together with certain of their affiliates). The two registration rights agreements described in the foregoing are referred to herein as the “Registration Rights Agreements.”
Each Registration Rights Agreement provides that the applicable investor is entitled to two demand registration rights to request that Lionsgate register all or a portion of their common shares. In addition, in the event that Lionsgate proposes to register any of Lionsgate’s equity securities or securities convertible into or exchangeable for Lionsgate’s equity securities, either for its own account or for the account of other security holders, the applicable investor will be entitled to certain “piggyback” registration rights allowing them to include their shares in such registration, subject to customary limitations. As a result, whenever Lionsgate proposes to file a registration statement under the Securities Act, other than with respect to a registration statement on Forms
S-4
or
S-8
or certain other exceptions, the applicable investor will be entitled to notice of the registration and have the right, subject to certain limitations, to include their shares in the registration.
The registration rights described above of Liberty will terminate on the first anniversary of the date that Liberty (together with certain of its affiliates) both (i) beneficially owns less than 5,713,774 common shares (which amount, for the avoidance of doubt, represents approximately 2% of Lionsgate’s common shares outstanding as of May 7, 2025), and (ii) ceases to have a designated representative on the Lionsgate Board of Directors. The registration rights described above of the applicable affiliates of MHR Fund Management will terminate on the first anniversary of the date that they both (i) beneficially own less than 28,568,868 common shares (which amount, for the avoidance of doubt, represents approximately 10% of Lionsgate’s common shares outstanding as of May 7, 2025), and (ii) ceases to have a designated representative on the Lionsgate Board of Directors.
The foregoing descriptions of the MHR Letter Agreement, the Investor Rights Agreement, the Voting Agreement and the Registration Rights Agreements is not meant to be complete and is qualified by reference to the full text of each of the MHR Letter Agreement, the Investor Rights Agreement, the Voting Agreement and the Registration Rights Agreements, respectively, which are filed as exhibits hereto and incorporated by reference herein.
Transactions with Equity Method Investees
Equity Method Investees.
 In the ordinary course of business, the Company is involved in related party transactions with equity method investees. These related party transactions primarily relate to the licensing and distribution of the Company’s films and television programs and the lease of a studio facility owned by a former equity-method investee, for which the impact on the Company’s consolidated balance sheets and consolidated statements of operations is as follows (see Note 1 and Note 5):

	March 31,
	2025	2024
	(Amounts in millions)
Consolidated Balance Sheets
Accounts receivable	$11.7	$11.1
Investment in films and television programs	1.1	2.2

Total due from related parties	$12.8	$13.3

Accounts payable (1)	$17.6	$16.8
Participations and residuals, current	11.1	5.5
Participations and residuals, noncurrent	1.8	1.3
Deferred revenue, current	0.1	0.1

Total due to related parties	$30.6	$23.7

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Consolidated Statements of Operations
Revenues	$4.0	$4.2	$6.1
Direct operating expense	$4.6	$5.0	$8.3
Distribution and marketing expense	$3.0	$0.8	$0.4
Interest and other income	$—	$—	$1.7

(1)	Amounts primarily represent production related advances due to certain of its equity method investees.